Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.1%)
U.S. Government Securities (91.7%)
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	805,000	947,895
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	1,292,700	1,388,377
United States Treasury Note/Bond	1.000%	10/15/19	125,000	124,199
United States Treasury Note/Bond	1.000%	11/15/19	50,000	49,609
United States Treasury Note/Bond	1.500%	11/30/19	200,000	198,876
United States Treasury Note/Bond	1.750%	11/30/19	200,000	199,188
United States Treasury Note/Bond	1.500%	4/15/20	105,000	104,114
United States Treasury Note/Bond	1.125%	4/30/20	142,000	140,248
United States Treasury Note/Bond	1.375%	4/30/20	125,000	123,730
United States Treasury Note/Bond	1.375%	5/31/20	35,000	34,623
United States Treasury Note/Bond	1.500%	6/15/20	50,000	49,515
United States Treasury Note/Bond	1.625%	6/30/20	50,000	49,578
United States Treasury Note/Bond	1.875%	6/30/20	150,000	149,133
United States Treasury Note/Bond	1.500%	8/15/20	20,000	19,788
United States Treasury Note/Bond	2.625%	8/15/20	30,000	30,103
United States Treasury Note/Bond	2.750%	9/30/20	100,000	100,578
United States Treasury Note/Bond	1.625%	10/15/20	3,200	3,168
United States Treasury Note/Bond	1.875%	12/15/20	11,150	11,073
United States Treasury Note/Bond	2.500%	12/31/20	4,000	4,012
United States Treasury Note/Bond	2.000%	1/15/21	115,000	114,407
United States Treasury Note/Bond	1.375%	1/31/21	80,000	78,725
1 United States Treasury Note/Bond	2.125%	1/31/21	132,000	131,588
United States Treasury Note/Bond	2.250%	2/15/21	125,000	124,902
United States Treasury Note/Bond	3.625%	2/15/21	32,000	32,735
United States Treasury Note/Bond	2.000%	2/28/21	20,000	19,894
United States Treasury Note/Bond	1.375%	4/30/21	110,000	108,075
United States Treasury Note/Bond	2.625%	5/15/21	90,000	90,619
United States Treasury Note/Bond	1.375%	5/31/21	145,000	142,373
United States Treasury Note/Bond	2.000%	5/31/21	215,000	213,824
United States Treasury Note/Bond	1.125%	7/31/21	100,000	97,531
United States Treasury Note/Bond	2.750%	8/15/21	352,000	355,851
United States Treasury Note/Bond	2.000%	8/31/21	340,000	337,980
United States Treasury Note/Bond	2.750%	9/15/21	3,600	3,642
United States Treasury Note/Bond	1.250%	10/31/21	80,000	78,062
United States Treasury Note/Bond	1.750%	2/28/22	77,000	75,965
United States Treasury Note/Bond	1.875%	2/28/22	75,000	74,238
United States Treasury Note/Bond	1.750%	4/30/22	35,000	34,497
United States Treasury Note/Bond	1.875%	4/30/22	50,000	49,461
United States Treasury Note/Bond	1.625%	8/15/22	185,000	181,357
United States Treasury Note/Bond	1.875%	8/31/22	85,000	84,004
United States Treasury Note/Bond	1.625%	11/15/22	80,000	78,300
United States Treasury Note/Bond	2.000%	11/30/22	53,530	53,070
United States Treasury Note/Bond	2.125%	12/31/22	20,000	19,912
United States Treasury Note/Bond	1.750%	1/31/23	303,000	297,510
United States Treasury Note/Bond	2.000%	2/15/23	150,000	148,593
United States Treasury Note/Bond	1.500%	2/28/23	75,000	72,925
United States Treasury Note/Bond	1.500%	3/31/23	100,000	97,156

	United States Treasury Note/Bond	1.625%	4/30/23	100,000	97,562
	United States Treasury Note/Bond	1.750%	5/15/23	100,000	98,000
1	United States Treasury Note/Bond	2.750%	7/31/23	8,300	8,461
	United States Treasury Note/Bond	1.375%	9/30/23	45,000	43,305
	United States Treasury Note/Bond	2.250%	12/31/23	20,000	19,972
	United States Treasury Note/Bond	2.250%	1/31/24	58,000	57,910
	United States Treasury Note/Bond	2.000%	4/30/24	196,000	193,305
	United States Treasury Note/Bond	2.000%	5/31/24	50,000	49,297
	United States Treasury Note/Bond	2.000%	6/30/24	95,000	93,634
	United States Treasury Note/Bond	2.125%	7/31/24	75,000	74,344
					7,660,793
Agency Bonds and Notes (4.1%)
2	AID-Tunisia	1.416%	8/5/21	12,800	12,482
3	Federal National Mortgage Assn.	0.000%	10/9/19	80,600	79,723
	Government Trust Certificate	0.000%	10/1/20	12,119	11,678
2	State of Israel Government AID Bond	0.000%	5/15/22	23,679	21,915
	Private Export Funding Corp.	1.450%	8/15/19	30,534	30,451
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,791
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,541
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	57,200	54,941
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	27,490	26,696
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	91,620	88,499
					339,717
Conventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	5.000%	4/1/49	—	—
3,4	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	64	69
					69
Nonconventional Mortgage-Backed Securities (0.3%)
3,4,5	Fannie Mae REMICS 2016-1, 1M USD LIBOR
	+ 0.350%	2.827%	2/25/46	9,720	9,678
3,4,5	Fannie Mae REMICS 2016-6, 1M USD LIBOR
	+ 0.450%	2.927%	2/25/46	6,628	6,666
3,4,5	Freddie Mac REMICS, 1M USD LIBOR +
	0.400%	2.873%	5/15/46	6,486	6,510
3,4,5	Freddie Mac REMICS, 1M USD LIBOR +
	0.450%	2.923%	10/15/46	6,475	6,491
					29,345
Total U.S. Government and Agency Obligations (Cost $7,999,743)					8,029,924
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
4	Small Business Administration Participation
	Certs 2002-20L	5.100%	12/1/22	610	628
4	Small Business Administration Participation
	Certs 2004-20F	5.520%	6/1/24	844	873
4	Small Business Administration Participation
	Certs 2004-20G	5.190%	7/1/24	385	399
4	Small Business Administration
	Participation Certs 2005-20J	5.090%	10/1/25	1,069	1,109
4	Small Business Administration
	Participation Certs 2006-20D	5.640%	4/1/26	1,396	1,473
4	Small Business Administration
	Participation Certs 2006-20L	5.120%	12/1/26	2,433	2,525
4	Small Business Administration
	Participation Certs 2007-20D	5.320%	4/1/27	1,582	1,659
4	Small Business Administration
	Participation Certs 2007-20G	5.820%	7/1/27	1,227	1,292

4	Small Business Administration
	Participation Certs 2007-20I	5.560%	9/1/27	6,269	6,607
4	Small Business Administration
	Participation Certs 2018-20C	5.230%	3/1/27	1,770	1,849
4	Small Business Administration
	Participation Certs 2018-20E	5.310%	5/1/27	3,785	3,960
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $22,278)					22,374
				Shares
Temporary Cash Investment (5.1%)
Money Market Fund (5.1%)
6	Vanguard Market Liquidity Fund (Cost
	$422,706)	2.545%		4,226,529	422,695

Total Investments (101.4%) (Cost $8,444,727)					8,474,993
Other Assets and Liabilities-Net (-1.4%)					(117,301)
Net Assets (100%)					8,357,692

1 Securities with a value of $6,039,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
USD—U.S. Dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expirati		Exercis	Amount	Value
	on Date	Contracts	e Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	117	$123.50	14,450	(62)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	58	124.00	7,192	(17)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	118	124.50	14,691	(19)

					(98)

Put Options
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	118	$122.50	14,455	(11)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	117	123.50	14,450	(42)

Short-Term Treasury Fund

10-Year U.S. Treasury Note
Futures Contracts	5/24/19		58	124.00	7,192	(36)
						(89)
Total Options Written (Premiums Received
$280)						(187)

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
			Long (Short)		Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note		June 2019		8,435	1,796,721	4,480
5-Year U.S. Treasury Note		June 2019		1,831	211,738	(156)
10-Year U.S. Treasury Note		June 2019		235	29,063	16
Ultra 10-Year U.S. Treasury Note		June 2019		192	25,302	60
						4,400
Short Futures Contracts
Ultra Long U.S. Treasury Bond		June 2019		(218)	(35,813)	694
						5,094

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk

Short-Term Treasury Fund

associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may

Short-Term Treasury Fund

terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,029,924	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	22,374	—
Temporary Cash Investments	422,695	—	—
Option Written	(187)	—	—

Short-Term Treasury Fund

Futures Contracts—Assets[1]	1,255	—	—
Futures Contracts—Liabilities[1]	(150)	—	—
Total	423,613	8,052,298	—
1 Represents variation margin on the last day of the reporting period.